Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Operating Expenses
Research and development	$ 239,604	$ 373,657	$ 1,540,097		$ 1,063,470
General and administrative expenses	313,629	385,564	1,437,832		1,061,399
Share-based compensation	23,193	537,197	2,246,033		2,253,793
Total Operating Expenses	576,426	1,296,418	5,223,962		4,378,662
Loss from operations	(576,426)	(1,296,418)	(5,223,962)		(4,378,662)
Financial income (expenses), net	303	(12,045)	(31,989)		90,147
Gain on retirement of royalty accrual					720,632
Registration Rights Agreement expense			(520,000)
Total other income	303	(12,045)	(551,989)		810,779
Loss before provision for income taxes	(576,123)	(1,308,463)	(5,775,951)		(3,567,883)
Provision for income taxes
Net loss	$ (576,123)	$ (1,308,463)	$ (5,775,951)		$ (3,567,883)
Net loss per Common Stock
Basic (in Dollars per share)	$ 0	$ 0	$ (0.01)		$ (0.01)
Diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)		$ (0.01)
Weighted-average Common Stock outstanding
Basic (in Shares)	956,997,116	495,454,546	672,511,484	[1]	296,664,409	[1]
Diluted (in Shares)	956,997,116	495,454,546	672,511,484	[1]	296,664,409	[1]

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1